INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income Tax (benefit) provision					$ 1,502,000	$ (472,000)	$ 1,030,000	$ 57,000
Deferred tax asset valuation allowance				3,600,000			2,104,000
Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards				150,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards				6,149,000			4,131,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards				$ 2,453,000			$ 2,238,000